PENSION PLAN - Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 212	$ 192
Fair value of plan assets	193	182
Recognized liability for defined benefit obligations	(19)	(10)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	12	11
Fair value of plan assets	0	0
Recognized liability for defined benefit obligations	$ (12)	$ (11)